Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents
Cash and cash equivalents consisted of the following:

	At December 31,
	2020	2019
	(€ million)
Cash at banks	€8,749	€5,166
Money market securities	7,802	2,293
Other cash equivalents	7,295	7,555
Total Cash and cash equivalents	€23,846	€15,014
Cash and cash equivalents held in certain foreign countries (primarily in China and Argentina) were subject to local exchange control regulations providing for restrictions on the amount of cash, other than dividends, that can leave the country.